PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

4.    PROPERTY, PLANT AND EQUIPMENT:

Property, plant and equipment consist of the following:

	June 30,	December 31,
	2022	2021
Plant and equipment	$1,523	$1,633
Furniture and fixtures	220	245
Computer hardware and software	24	26
	1,767	1,904
Less: Accumulated depreciation	(1,090)	(1,102)
Property, plant and equipment, net	$677	$802

Depreciation expense was $51 thousand and $47 thousand for the three months ended June 30, 2022 and 2021, respectively, and $105 thousand and $95 thousand for the six months ended June 30, 2022 and 2021, respectively and is classified as research and development expense.

4.    PROPERTY, PLANT AND EQUIPMENT:

Property, plant and equipment consist of the following:

	December 31,
	2021	2020
Plant and equipment	$1,633	$1,316
Furniture and fixtures	245	248
Computer hardware and software	26	26
	1,904	1,590
Less: Accumulated depreciation	(1,102)	(908)
Property, plant and equipment, net	$802	$682

Depreciation expense was $209 thousand and $197 thousand for the year ended December 31, 2021 and 2020, respectively, and is classified as research and development expense.